Consolidated Statement of Profit (Loss) and Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue from contracts with customers	₽ 296,567	₽ 312,574	₽ 299,113
Cost of sales	(187,857)	(177,756)	(160,356)
Gross profit	108,710	134,818	138,757
Selling and distribution expenses	(54,320)	(54,988)	(55,686)
Impairment of goodwill and other non-current assets, net	(1,804)	(7,222)	(6,081)
Allowance for expected credit losses on financial assets	(235)	(940)	(332)
Taxes other than income taxes	(5,282)	(4,834)	(4,967)
Administrative and other operating expenses	(16,316)	(18,765)	(15,911)
Other operating income	745	1,711	1,387
Total selling, distribution and operating income and (expenses), net	(77,212)	(85,038)	(81,590)
Operating profit	31,498	49,780	57,167
Finance income	600	34,056	633
Finance costs including fines and penalties on overdue loans and borrowings and lease payments	(38,830)	(42,052)	(47,610)
Foreign exchange gain (loss), net	19,241	(25,775)	4,237
Share of profit of associates, net	28	10	18
Other income	239	512	1,495
Other expenses	(504)	(314)	(220)
Total other income and (expense), net	(19,226)	(33,563)	(41,447)
Profit before tax	12,272	16,217	15,720
Income tax expense	(7,987)	(2,681)	(3,150)
Profit for the period	4,285	13,536	12,570
Attributable to:
Equity shareholders of Mechel PAO	2,409	12,628	11,557
Non-controlling interests	1,876	908	1,013
Other comprehensive income
Other comprehensive (loss) income that may be reclassified to profit or loss in subsequent periods, net of income tax:	(1,771)	(9)	313
Exchange differences on translation of foreign operations	(1,771)	(9)	313
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods, net of income tax:	(867)	487	145
Re-measurement of defined benefit plans	(867)	487	145
Other comprehensive (loss) income for the period, net of tax	(2,638)	478	458
Total comprehensive income for the period, net of tax	1,647	14,014	13,028
Attributable to:
Equity shareholders of Mechel PAO	(210)	13,096	12,012
Non-controlling interests	₽ 1,857	₽ 918	₽ 1,016
Earnings per share
Weighted average number of common shares	416,256,510	416,270,745	416,270,745
Earnings per share (Russian rubles per share) attributable to common equity shareholders, basic and diluted	₽ 5.79	₽ 30.34	₽ 27.76